UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[414-765-5348]
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Women's Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS: 97.2%
	Automobiles & Components: 1.2%
12,000	Honda Motor Co., Ltd. - ADR	$474,480

	Banks: 8.0%
19,000	Bank of America Corp.	1,014,410
11,000	Commerce Bancshares, Inc.	532,510
1,594	Regions Financial Corp.	59,616
13,000	Wachovia Corp.	740,350
18,500	Wilmington Trust Corp.	780,145
		3,127,031
	Capital Goods: 9.9%
10,000	3M Co.	779,300
17,000	Donaldson Co., Inc.	590,070
1,000	Dover Corp.	49,020
13,500	Emerson Electric Co.	595,215
23,000	Illinois Tool Works, Inc.	1,062,370
10,800	W.W. Grainger, Inc.	755,352
		3,831,327
	Consumer Durables & Apparel: 3.3%
20,000	Leggett & Platt, Inc.	478,000
8,000	NIKE, Inc. - Class B	792,240
		1,270,240
	Diversified Financials: 10.3%
11,500	American Express Co.	697,705
3,000	The Charles Schwab Corp.	58,020
3,300	The Goldman Sachs Group, Inc.	657,855
6,000	Lehman Brothers Holdings, Inc.	468,720
12,000	Northern Trust Corp.	728,280
8,500	State Street Corp.	573,240
18,500	T. Rowe Price Group, Inc.	809,745
		3,993,565
	Energy: 7.2%
7,300	Apache Corp.	485,523
28,800	BP PLC - ADR	1,932,480
8,400	XTO Energy, Inc.	395,220
		2,813,223
	Food & Staples Retailing: 4.4%
14,000	Costco Wholesale Corp.	740,180
16,100	Sysco Corp.	591,836
8,000	Walgreen Co.	367,120
		1,699,136
	Food Beverage & Tobacco: 3.2%
9,500	General Mills, Inc.	547,200
11,000	PepsiCo, Inc.	688,050
		1,235,250
	Health Care Equipment & Services: 8.7%
7,500	Becton, Dickinson & Co.	526,125
8,000	C.R. Bard, Inc.	663,760
1,000	Caremark Rx, Inc.	57,110
8,000	Henry Schein, Inc.*	391,840
12,500	Medtronic, Inc.	668,875
8,300	Quest Diagnostics Inc.	439,900
5,200	Respironics, Inc.*	196,300
8,000	Stryker Corp.	440,880
		3,384,790
	Household & Personal Products: 4.6%
11,000	Avon Products, Inc.	363,440
12,000	Colgate-Palmolive Co.	782,880
10,000	Procter & Gamble Co.	642,700
		1,789,020
	Insurance: 2.8%
8,500	American International Group, Inc.	609,110
9,100	The Chubb Corp.	481,481
		1,090,591
	Materials: 6.3%
7,500	AptarGroup, Inc.	442,800
14,300	Bemis Co., Inc.	485,914
8,700	Ecolab, Inc.	393,240
9,500	Praxair, Inc.	563,635
7,000	Sigma-Aldrich Corp.	544,040
		2,429,629
	Pharmaceuticals & Biotechnology: 6.4%
6,000	Amgen, Inc.*	409,860
9,500	GlaxoSmithKline PLC - ADR	501,220
10,500	Johnson & Johnson	693,210
9,500	Novartis AG - ADR	545,680
11,000	Teva Pharmaceutical Industries Ltd. - ADR	341,880
		2,491,850
	Retailing: 4.6%
5,000	Claire's Stores, Inc.	165,700
14,000	The Home Depot, Inc.	562,240
17,500	Staples, Inc.	467,250
10,100	Target Corp.	576,205
700	The TJX Cos., Inc.	19,964
		1,791,359
	Semiconductors & Semiconductor Equipment: 1.9%
17,000	Intel Corp.	344,250
13,500	Texas Instruments Inc.	388,800
		733,050
	Software & Services: 3.8%
7,900	Adobe Systems Inc.*	324,848
5,500	Automatic Data Processing, Inc.	270,875
30,000	Microsoft Corp.	895,800
		1,491,523
	Technology Hardware & Equipment: 6.3%
17,000	Cisco Systems, Inc.*	464,610
18,000	Dell, Inc.*	451,620
31,000	EMC Corp.*	409,200
6,000	International Business Machines Corp.	582,900
27,000	Nokia Corp. - ADR	548,640
		2,456,970
	Telecommunication Services: 2.3%
8,000	ALLTEL Corp.	483,840
9,000	BellSouth Corp.	423,990
		907,830
	Transportation: 2.0%
10,500	United Parcel Service, Inc. - Class B	787,290

	TOTAL COMMON STOCKS
	(Cost $30,551,881)	37,798,154

Principal
Amount		Value
	CORPORATE BOND: 1.3%
500,000	Blue Orchard Microfinance
	4.936%, 07/31/2011 (Cost $500,000; Acquired 07/26/2004)+	495,000

	TOTAL CORPORATE BOND
	(Cost $500,000)	495,000

	SHORT-TERM INVESTMENT: 0.1%
20,734	Fidelity Institutional Government Portfolio	20,734

	TOTAL SHORT-TERM INVESTMENT
	(Cost $20,734)	20,734

	TOTAL INVESTMENTS IN SECURITIES: 98.6%
	(Cost $31,072,615)	38,313,888
	Other Assets in Excess of Liabilities: 1.4%	563,988
	NET ASSETS: 100.0%	$38,877,876

ADR -American Depository Receipt.
*	Non-income producing security.
+
Restricted security purchased in private placement transaction and valued at its fair value under the supervision of the Board of Trustees. At December 31, 2006, the value of this security amounted to $495,000 or 1.27% of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows+:

Cost of investments	$31,072,615
Gross unrealized appreciation	7,684,386
Gross unrealized depreciation	(443,113)
Net unrealized appreciation	$7,241,273

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title     /s/Robert M. Slotky
                                              Robert M. Slotky, President

Date     February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Robert M. Slotky
                                     Robert M. Slotky, President

Date     February 22, 2007

By (Signature and Title)*      /s/Eric W. Falkeis
                                                  Eric W. Falkeis, Treasurer

Date     February 22, 2007

* Print the name and title of each signing officer under his or her signature.